SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of financial statement amounts and balances of the VIE and its subsidiaries (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,276			$ 331	¥ 2,772
Restricted cash	106			15	106
Accounts receivable, net	2,301			335	752
Advances to suppliers	8,527			1,242	8,501
Other current assets	73,970			10,771	59,029
Property and equipment, net	342			50	500
Intangible assets, net					13,475
Other assets	10,321			1,503	10,405
Total assets	515,399			75,048	95,540
LIABILITIES
Accounts payable	156,794			22,831	122,667
Deferred revenue	100,074			14,572	129,930
Short-term debt	135,624			19,748	110,097
Rental instalment loans	15,756			2,294	15,756
Deposits from tenants	29,723			4,328	38,439
Accrued expenses and other current liabilities	103,870			15,126	81,649
Total liabilities	1,124,119			163,685	668,402
Net revenues	199,670	$ 29,075	¥ 364,214
Net loss	(43,325)	(6,309)	(243,224)
Net cash used in operating activities	(25,478)	(3,713)	(27,545)
Net cash (used in) provided by financing activities	25,527	3,717	16,532
Variable Interest Entity
ASSETS
Cash and cash equivalents	63			9	62
Advances to suppliers	6,136			893	6,131
Other current assets	2,572			375	2,572
Other assets	98			14	98
Total assets	8,869			1,291	8,863
LIABILITIES
Accounts payable	34			5	34
Deferred revenue	16			2	16
Short-term debt	13,000			1,893	13,000
Accrued expenses and other current liabilities	68,124			9,920	67,908
Total liabilities	81,174			$ 11,820	¥ 80,958
Net revenues			1,621
Net loss	(221)	(32)	(41,909)
Net cash used in operating activities	¥ 1	$ 0	¥ (10,773)